Segment disclosure - Disclosure of detailed information about geographical areas segment reporting explanatory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	$ 392,599	$ 490,472
Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	97,146	92,110
Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	42,976	35,457
Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	252,477	362,905
North America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	367,156	442,976
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	93,092	87,141
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	21,588	16,761
North America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	252,476	339,074
South America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	12,179	11,177
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	330	538
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	11,849	9,696
South America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	943
Australia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	2,064	24,251
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	59	31
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	2,005	1,332
Australia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	22,888
Africa [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	3,665	4,400
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	3,665	4,400
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Africa [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Europe [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	7,535	7,668
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	7,535	7,668
Europe [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	$ 0	$ 0